Derivative Warrants - December 2018 Performance Warrants - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 shares $ / shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding | shares	10,051,400
Warrants description	The December 2018 Performance Warrants became immediately exercisable upon issuance. Each performance warrant includes a performance incentive that entitles the warrant holders to additional common shares of Nova upon exercise provided that the 20-day volume weighted average trading price of Nova’s common shares (the “Market Price”) equals or exceeds $19.27 at any time prior to the expiration date of the warrants.
December 2018 Performance Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding | shares	118,067
December 2018 Performance Warrants | Nova
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Value of market price equals or exceeds prior to expiration date of warrants	$ 19.27
Warrant exercise price	5.51
December 2018 Performance Warrants | Nova | Bottom of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrant exercise price	0.05449
December 2018 Performance Warrants | Nova | Top of Range
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrant exercise price	$ 0.08174